Fees Summary	Jan. 16, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	71,354.42
Total Transaction Valuation	516,686,625
Total Offset Amount	0
Net Fee	$ 71,354.42